Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) (Parentheticals) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Consolidated Statement Of Profit Or Loss And Other Comprehensive Income Loss Abstract
Remeasurements of defined benefit liability, net of taxes	SFr 0	SFr 0	SFr 0
Foreign currency translation differences, tax	0	0	0
Other comprehensive income/(loss), net	SFr 0	SFr 0	SFr 0
Diluted loss per share (in Francs per share) (in Francs per share)	SFr (29.13)	SFr (25.76)	SFr (25.27)

[1]	Revised, see note 33.